Fair Value of Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financial assets:
Cash and cash equivalents	$ 31,069	$ 49,308	$ 192,581	$ 25,896
Securities available for sale, at fair value	9,591	18,314
Securities held to maturity, Amortized Cost	347,871	400,561
Net loans receivable	780,229	641,084
Federal Home Loan Bank of New York stock	11,665	6,041
Interest receivable	3,112	3,274
Securities held to maturity, fair value	356,320	409,554
Financial liabilities:
Deposits	694,662	699,476
FHLB advances	231,500	107,500
Interest payable	403	244
Estimated Fair Value [Member]
Financial assets:
Securities available for sale, at fair value	9,591	18,314
Cash and cash equivalents	31,069	49,308
Securities held to maturity, fair value	356,320	409,554
Net loans receivable	781,820	645,801
Federal Home Loan Bank of New York stock	11,665	6,041
Interest receivable	3,112	3,274
Financial liabilities:
Deposits	700,372	704,788
FHLB advances	234,470	111,008
Interest payable	403	244
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	31,069	49,308
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Securities available for sale, at fair value	9,591	18,314
Securities held to maturity, fair value	356,320	409,554
Federal Home Loan Bank of New York stock	11,665	6,041
Interest receivable	3,112	3,274
Financial liabilities:
Deposits	700,372	704,788
FHLB advances	234,470	111,008
Interest payable	403	244
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Net loans receivable	$ 781,820	$ 645,801